November 16, 2004

Abby Adams
Special Counsel
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 Fifth St., NW
Mail Stop 0-6
Washington, DC 20549-0303

Re:	HCC Insurance Holdings, Inc.
Schedule TO-I filed October 18, 2004

Dear Ms. Adams:

     On behalf of our client, HCC Insurance Holdings, Inc. (the “Company”), we submit the following responses to the letter dated October 29, 2004, containing comments from the staff of the Securities and Exchange Commission (the “Staff”) relating to the Company’s Schedule TO-I filed on October 18, 2004 (the “Schedule TO”). We respectfully request that the Staff provide its further comments at its earliest convenience.

Schedule TO-I

1.	Revise to provide all information required by Instruction C to Item 3 of Schedule TO with respect to the control persons of the Company.

The Company does not have any control persons.

Offer to Exchange

Where You Can Find More Information, page 2

2.	Schedule TO does not specifically allow you to forward incorporate disclosure in subsequently filed documents. In fact, doing so is inconsistent with the technical requirements of General Instruction F of Schedule TO and your obligation under Rules 13e-4(c)(3) and 13e-4(e)(3) to amend the Schedule to reflect a material change in the information previously disclosed. Please revise.

     We have complied with this comment. See revised pages 4 and 5 of Amendment No. 1 to the Schedule TO (“Amendment One”).

Abby Adams
November 16, 2004

3.	We note that you incorporate by reference the financial information required by Item 1010(a) of Regulation M-A. Where you choose to incorporate this information, Instruction 6 to Item 10 of Schedule TO requires you to disseminate the summary information required by Item 1010(c) of Regulation M-A to note holders. See Instruction 6 to Item 10 of Schedule TO and Regulation M-A telephone interpretation H.7 available at www.sec.gov in the July 2001 Supplement to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations. It appears that you have not provided the required financial information, including information regarding book value per share. Please revise to include at least the summary financial information required by Item 1010(c), and advise us how you intend to disseminate the information.

     We have complied with this comment. See revised pages 2-4 of Amendment One. This information will be distributed via mail.

About Forward-Looking Statements, page 3

4.	The Private Securities Litigation Reform Act does not apply to statements made in connection with a tender offer. See Section 21E(b)(2)(C) of the Securities Exchange Act of 1934. Please eliminate any reference to the safe harbor and the Act. See also Q&A No. 2 in Section I.M of the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations, which is available on our website at www.sec.gov.

     We have complied with this comment. See revised pages 3 and 4 of Amendment One.

5.	On page 3 you state that you will not update forward-looking statements “unless the securities laws require you to do so.” Please revise this disclosure to clarify your obligation under Rules 13e-4(d)(2) to amend the document to reflect a material change in the information previously disclosed.

     We have complied with this comment. See revised pages 5-7 of Amendment One.

Abby Adams
November 16, 2004

Questions and Answers About the Exchange Offer, page 4

6.	On page 5 you “reserve the right to terminate, withdraw or amend the exchange offer in your sole discretion for any or no reason.” Please revise the document to clarify that you do not intend to terminate the offer for any reason other than what has been expressed in the conditions section. The staff believes that if a bidder can terminate an offer for any reason, the offer is illusory.

We have complied with this comment. See revised page 7 of Amendment One.

7.	We note the disclosure on page 5 that, “If your Old Notes are freely tradable, the New Notes can be transferred freely.” Please clarify for us the circumstances under which the old or new notes would be freely tradable. Also, please tell us which exemption from registration you relied upon to issue the old notes. Finally, we note that you rely on Section 3(a)(9) to avoid registration of the new notes. Clarify for us the role of Wachovia Bank, your exchange agent. It is unclear if they will receive any commission or other remuneration for soliciting the exchange.

     The Old Notes were issued pursuant to a Registration Statement on Form S-3 (Registration Nos. 333-58350, 333-58350-01, 333-58350-02, 333-46432, 333-46432-01, and 333-46432-02). To the extent that the Old Notes or New Notes are held by an affiliate of ours, they could only be sold pursuant to the requirements of Rule 144 promulgated under the Securities Act.

     Wachovia Bank is acting purely in a ministerial capacity and has not been engaged to, and will not be paid any commission or other remuneration to, solicit or recommend the exchange.

8.	Revise page 5 and the section entitled “Certain United States Federal Income Tax Considerations” to eliminate the term “certain.” Also eliminate this term and the statement that the summary is “for general information only” from the concluding paragraph of the tax section on page 52. Revise the offer document to describe all material federal tax consequences of the transaction. In addition, please eliminate the disclaimer on page 5 that security holders “should consult [their] own tax advisor for a full understanding of the tax consequences of participating in the transaction.” You may advise security holders to consult their own tax advisor to determine the tax consequences to them based on their particular situation.

We have complied with this comment. See revised pages 7-10 of Amendment One.

Abby Adams
November 16, 2004

Summary of the Exchange Offer, page 9

9.	On page 10 you state that old notes not accepted for exchange “will be returned without expense to [note holders] as promptly as practicable after the expiration or termination of this exchange offer.” Rule 14e-1(c) requires that you exchange the notes or return the old notes “promptly” upon expiration or termination of the offer, as applicable. Please revise here and throughout the document, as necessary.

We have complied with this comment. See revised page 1 of Amendment One.

Material Differences Between the Old Notes and New Notes, page 11

10.	It appears that there are references in the introduction to this section that do not apply to this tender offer or these notes. For example, you refer to a registration statement and to a March 25, 2003 prospectus supplement. Please revise this paragraph to clarify. In addition, it appears that you should file the documents governing the notes as exhibits to the Schedule TO-I.

     We have complied with this comment. See revised page 2 of Amendment One. The correct date of the prospectus supplement is August 20, 2001. The documents governing the Notes were filed as exhibits to a Form 8-K filed with the SEC on August 24, 2001. We have attached a form of supplemental indenture to the Schedule TO.

Conditions to the Exchange Offer, page 26

11.	You refer to your determination of whether the triggering of a condition “makes it inadvisable” to proceed with the offer. Please note that, when a condition is triggered and the Company decides to proceed with the offer anyway, we believe that this constitutes a waiver of the triggered condition(s). You may not rely on this language to tacitly waive a condition of the offer by failing to assert it. Please confirm your understanding on a supplemental basis.

     We understand that we may not rely on this language to tacitly waive a condition by failing to assert it and will affirmatively waive any conditions that are not satisfied if we decide to proceed with the offer.

Abby Adams
November 16, 2004

Exchange Agent, page 31

12.	You state that the exchange agent will be paid “reasonable and customary fees for its services . . . .” Revise to provide the information required by Item 1009(a) of Regulation M-A.

     We have not retained any individual or entity to make solicitations or recommendations in connection with the exchange offer and will not be compensating any individual or entity for doing so. The reasonable and customary fees described in the Offering Memorandum refers to the fees and expenses customarily charged by exchange agents for acting in a purely ministerial capacity. We do not know the exact amount of these fees at this time but do not anticipate that they will be material.

Certain United States Federal Income Tax Considerations, page 47

13.	Revise this section to eliminate the statements that these are “generally” the tax consequences, and state the tax consequence of the transaction without qualification. Alternatively, revise to clarify why you cannot state the tax consequences of this exchange offer unequivocally.

     We have complied with this comment. See revised pages 1 and 7-10 of Amendment One.

Closing Comments

In connection with responding to our comments, please provide, in writing, a statement from the Company acknowledging that

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     The requested acknowledgement is attached to this letter.

Abby Adams
November 16, 2004

     Should you or your Staff have any questions concerning the enclosed materials, please contact Arthur Berner at (713) 547-2526 or William Nelson at (713) 547-2084.

Sincerely,

/s/ Arthur S. Berner

Arthur S. Berner
Direct Phone Number: (713) 547-2526
Direct Fax Number: (713) 236-5652
arthur.berner@haynesboone.com